Property, plant and equipment	12 Months Ended
Mar. 31, 2024
Property, plant and equipment
Property, plant and equipment

2.           Property, plant and equipment

		Hangar and	Plant and	Fixtures and	Motor
	Aircraft	Buildings	Equipment	Fittings	Vehicles	Total
	€M	€M	€M	€M	€M	€M
Year ended March 31, 2024
Cost
At March 31, 2023	15,124.8	155.3	148.3	92.0	5.4	15,525.8
Additions in year	2,073.6	49.3	23.9	12.3	0.1	2,159.2
Supplier Reimbursements (Note 11)*	(226.8)	—	—	—	—	(226.8)
Disposals in year	(549.5)	(0.1)	(27.3)	(10.0)	(1.9)	(588.8)
At March 31, 2024	16,422.1	204.5	144.9	94.3	3.6	16,869.4
Depreciation
At March 31, 2023	5,393.0	43.2	93.8	81.5	5.4	5,616.9
Charge for year	966.3	5.5	15.4	7.0	0.1	994.3
Eliminated on disposal	(549.5)	(0.1)	(27.3)	(10.0)	(1.9)	(588.8)
At March 31, 2024	5,809.8	48.6	81.9	78.5	3.6	6,022.4
Net book value
At March 31, 2024	10,612.3	155.9	63.0	15.8	—	10,847.0

		Hangar and	Plant and	Fixtures and	Motor
	Aircraft	Buildings	Equipment	Fittings	Vehicles	Total
	€M	€M	€M	€M	€M	€M
Year ended March 31, 2023
Cost
At March 31, 2022	13,725.8	134.9	138.6	85.4	5.3	14,090.0
Additions in year	1,747.0	20.4	9.8	6.6	0.1	1,783.9
Supplier Reimbursements*	(127.5)	—	—	—	—	(127.5)
Disposals in year	(220.5)	—	(0.1)	—	—	(220.6)
At March 31, 2023	15,124.8	155.3	148.3	92.0	5.4	15,525.8
Depreciation
At March 31, 2022	4,795.0	39.3	78.9	76.5	5.2	4,994.9
Charge for year	815.5	3.9	14.8	4.8	0.2	839.2
Eliminated on disposal	(217.5)	—	0.1	0.2	—	(217.2)
At March 31, 2023	5,393.0	43.2	93.8	81.5	5.4	5,616.9
Net book value
At March 31, 2023	9,731.8	112.1	54.5	10.5	—	9,908.9

		Hangar and	Plant and	Fixtures and	Motor
	Aircraft	Buildings	Equipment	Fittings	Vehicles	Total
	€M	€M	€M	€M	€M	€M
Year ended March 31, 2022
Cost
At March 31, 2021	12,595.1	124.1	131.9	85.2	5.3	12,941.6
Additions in year	1,600.5	10.8	7.3	4.8	—	1,623.4
Supplier Reimbursements*	(113.9)	—	—	—	—	(113.9)
Disposals in year	(355.9)	—	(0.6)	(4.6)	—	(361.1)
At March 31, 2022	13,725.8	134.9	138.6	85.4	5.3	14,090.0
Depreciation
At March 31, 2021	4,402.2	34.0	64.9	74.5	4.9	4,580.5
Charge for year	638.2	5.3	14.5	6.5	0.3	664.8
Eliminated on disposal	(245.4)	—	(0.5)	(4.5)	—	(250.4)
At March 31, 2022	4,795.0	39.3	78.9	76.5	5.2	4,994.9
Net book value
At March 31, 2022	8,930.8	95.6	59.7	8.9	0.1	9,095.1

At March 31, 2024, aircraft with a net book value of €nil (2023: €102m; 2022: €692m) were mortgaged to lenders as security for loans.

In the year ended March 31, 2024 the Group sold no Boeing 737-800NG aircraft (2023: nil; 2022: 10).

*Reimbursements related to reasonable, and fair, compensation agreed with Boeing for the delivery delay of the Boeing 737-8200 aircraft and is recorded as a reduction in PPE above.